Note 20 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expense	$ 14,349	$ 9,628
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 89.34	$ 69.22	$ 58.96
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 34,339
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 11,986	$ 7,841
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 45.00
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 138.12
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	699,300